Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Earnings per share [abstract]
Earnings	[1]	£ 312.4	£ 672.4	£ 1,062.9
Weighted average shares used in basic EPS calculation		1,249.1	1,250.5	1,247.8
EPS		£ 0.250	£ 0.538	£ 0.852
Diluted earnings		£ 312.4	£ 672.4	£ 1,062.9
Weighted average shares used in diluted EPS calculation		1,257.3	1,259.4	1,261.2
Diluted EPS		£ 0.248	£ 0.534	£ 0.843

[1]	Earnings is equivalent to profit for the period attributable to equity holders of the parent.